SHARE-BASED COMPENSATION EXPENSES (Details 3) - 12 months ended Jun. 30, 2015 - Restricted Stock [Member] - $ / shares	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested	49,375
Number of restricted shares, Exercised	(12,500)
Number of restricted shares, Vested	(17,500)
Number of restricted shares, Un-vested	31,875
Weighted average grant-date fair value, Un-vested (in dollars per share)	$ 23.95
Weighted average grant-date fair value, Exercised (in dollars per share)	16.07
Weighted average grant-date fair value, Vested (in dollars per share)	23.95
Weighted average grant-date fair value, Un-vested (in dollars per share)	$ 23.95